BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2023
SHORT-TERM AND LONG TERM BORROWINGS
Schedule of short-term and long-term borrowings from commercial banks or other institutions

The following table presents short-term and long-term borrowings from commercial banks or other institutions as of March 31, 2022 and 2023.

Funding Partners	Fixed annual interest rate	Terms	March 31, 2022	March 31, 2023
			RMB	RMB

Short-term borrowing	4.50%	within 12 months	—	20,000
Current portion of long-term borrowing	5.00%	matured on December 15, 2022	233,000	—
Long-term borrowings	5.00%	2 years	—	291,950
			233,000	311,950